NOTES PAYABLE - RELATED PARTY (Details Textual) - USD ($)	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Oct. 13, 2013	Aug. 31, 2013
Due to Related Parties, Current	$ 100	$ 100	$ 100	$ 100
Loans Payable, Current		$ 0	$ 1,129		$ 1,129